SCHEDULE OF PROPERTY AND EQUIPMENT, NET (Details)	Sep. 30, 2024 USD ($)	Sep. 30, 2024 HKD ($)	Mar. 31, 2024 HKD ($)
Property, Plant and Equipment [Abstract]
Office equipment, at cost	$ 20,811	$ 162,327	$ 162,327
Less: accumulated depreciation	(15,915)	(124,138)	(115,806)
Property and equipment, net	$ 4,896	$ 38,189	$ 46,521